Losses associated with the earthquake in Japan	12 Months Ended
Dec. 31, 2011
Losses Associated with the events in Japan [Abstract]
Losses associated with the earthquake in Japan
Losses associated with the earthquake in Japan
On March 11, 2011, a magnitude 9.0 earthquake struck near two of our three semiconductor manufacturing facilities in Japan. Our manufacturing site in Miho suffered substantial damage during the earthquake, our facility in Aizu experienced significantly less damage and our site in Hiji was undamaged. We maintain earthquake insurance policies in Japan for limited coverage for property damage and business interruption losses.

Assessment and recovery efforts began immediately at these facilities and officially ended in August. Our Aizu factory recovered first and has been in production since the second quarter, while our Miho factory opened a mini-line for products in mid-April and was back to full production in the third quarter of 2011.

During the year ended December 31, 2011, we incurred gross operating losses of $101 million related to property damage, the underutilization expense we incurred from having our manufacturing assets only partially loaded and costs associated with recovery teams assembled from across the world. These losses have been offset by about $23 million in insurance proceeds related to property damage claims. Almost all of these costs and proceeds are included in COR in the Consolidated statements of income and are recorded in Other.

In addition to the costs associated with the earthquake, we also had an impact to revenue. For the year 2011, we recognized $38 million in insurance proceeds related to business interruption claims. These proceeds were recorded as revenue in Other.

We continue to be in discussions with our insurers and their advisors, but at this time we cannot estimate the timing and amount of future proceeds we may ultimately receive from our policies.